Schedule of Compensation Award to Key Management (Details) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Related party transactions [abstract]
Total compensation paid to key management	$ 2,231,871	$ 929,958
Share based payments	$ 1,897,855	$ 1,409,569